Financial Instruments - Assets and Liabilities related to Foreign Currency Risk (Detail) - Foreign currency risk [Member] - TWD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
USD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	$ 5,584	$ 5,327
Foreign currency denominated monetary liabilities	4,964	4,238
EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	28	14
Foreign currency denominated monetary liabilities	1,323	968
Derivatives liabilities	1	2
SGD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	63	106
Foreign currency denominated monetary liabilities	96	1
RMB [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	3	30
JPY [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	36	13
Foreign currency denominated monetary liabilities	$ 12	$ 10